BECK MACK + OLIVER PARTNERS FUND (the “Fund”)

Supplement dated April 3, 2023 to the Prospectus dated August 1, 2022, as supplemented

1.	The sub-section entitled “Portfolio Manager” in the section entitled “Management” beginning on page 6 of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers. Messrs. Richard Fitzgerald and John Ellis are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Fitzgerald has served as Portfolio Manager for the Fund since 2016. Mr. Ellis has served as Portfolio Manager for the Fund since March 2023.

2.	The section entitled “Portfolio Managers” on page 16 of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Messrs. Richard Fitzgerald and John Ellis are jointly and primarily responsible for the day-to-day management of the Fund and perform all the functions related to the management of the portfolio.

Mr. Fitzgerald, Portfolio Manager, has over 17 years of investment management experience. Mr. Fitzgerald has been a Portfolio Manager at BM+O since 2016 and became a Member in 2018.

Mr. Ellis, Portfolio Manager, has over 17 years of investment management experience. Mr. Ellis has been a Portfolio Manager at BM+O since 2010 and became a Member of the Partnership in 2013.

The SAI provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and the ownership of Fund shares by the portfolio managers.

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For more information, please contact a Fund customer service representative toll free at
(800) 943-6786.

PLEASE RETAIN FOR FUTURE REFERENCE.

BECK MACK + OLIVER PARTNERS FUND (the “Fund”)

Supplement dated April 3, 2023 to the Statement of Additional Information (“SAI”)
dated August 1, 2022, as supplemented

1.	The section entitled “Information Concerning Accounts Managed by Portfolio Managers” on page 26 of the SAI is hereby deleted in its entirety and replaced with the following:

Information Concerning Accounts Managed by Portfolio Managers. The following table provides information regarding other accounts managed by the portfolio managers as of March 29, 2023:

Name of Portfolio Manager	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Richard Fitzgerald	None	None	188 accounts $499 million	None	None	None
John Ellis	None	None	383 accounts $1.39 billion	None	None	None

2.	The section entitled “Information Concerning Compensation of Portfolio Managers” on page 26 of the SAI is hereby deleted in its entirety and replaced with the following:

Information Concerning Compensation of Portfolio Managers. For the period ended March 31, 2023, Mr. Ellis and Mr. Fitzgerald were compensated based on the profitability of the Adviser.

3.	The table under the heading “Portfolio Manager Ownership in the Funds” on page 27 of the SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Manager Ownership in the Fund. The Adviser has provided the following information regarding each portfolio manager’s ownership in the Fund:

Portfolio Manager	Dollar Range of Beneficial Ownership as of March 31, 2023
Richard Fitzgerald	$500,001 - $1,000,000
John Ellis (1)	$500,001 - $1,000,000

(1)	John Ellis became a co-Portfolio Manager of the Fund on March 31, 2023.

* * *

For more information, please contact a Fund customer service representative toll free at
(800) 943-6786.

PLEASE RETAIN FOR FUTURE REFERENCE.